STATEMENT OF INVESTMENTS
BNY Mellon International Equity Income Fund

November 30, 2023 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 92.2%
Australia - 6.5%
ANZ Group Holdings Ltd.	3,561		57,341
Aurizon Holdings Ltd.	112,454	[a]	262,293
BHP Group Ltd.	8,164		249,759
National Australia Bank Ltd.	13,679		256,691
SEEK Ltd.	6,458		101,899
Sonic Healthcare Ltd.	2,762		53,235
Suncorp Group Ltd.	3,867	[a]	35,695
Wesfarmers Ltd.	20,318	[a]	706,967
Westpac Banking Corp.	5,402		76,277
Woodside Energy Group Ltd.	1,487		30,459
			1,830,616
Belgium - .5%
Proximus SADP	13,771		132,000
Brazil - .9%
Cia Siderurgica Nacional SA	71,077		238,124
Canada - 8.3%
BCE, Inc.	1,238		48,746
Canadian Imperial Bank of Commerce	4,508		186,373
Enbridge, Inc.	10,919		381,254
Great-West Lifeco, Inc.	10,935		349,498
IGM Financial, Inc.	9,366		232,537
Keyera Corp.	7,767		195,584
Manulife Financial Corp.	13,131		257,211
Power Corporation of Canada	4,975		137,670
The Bank of Nova Scotia	3,846		172,042
The Toronto-Dominion Bank	5,916		360,728
			2,321,643
China - 5.9%
Alibaba Group Holding Ltd., ADR	2,050		153,504
Bank of China Ltd., Cl. H	527,580	[a]	193,842
Cosco Shipping Holdings Co. Ltd., Cl. H	300,150		276,661
Industrial & Commercial Bank of China Ltd., Cl. H	144,860	[a]	69,358
JD.com, Inc., Cl. A	271	[a]	3,702
Lenovo Group Ltd.	163,070		201,455
Meituan, Cl. B	723	[a,b]	8,386
Ping An Insurance Group Company of China Ltd., Cl. H	20,030		92,312
Sinopharm Group Co. Ltd., Cl. H	49,600	[a]	123,059
Tencent Holdings Ltd.	8,230	[a]	344,528

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 92.2% (continued)
China - 5.9% (continued)
Zhejiang Expressway Co. Ltd., Cl. H	297,050	[a]	188,240
			1,655,047
Czech Republic - 1.9%
CEZ AS	12,325	[a]	545,228
Finland - 2.4%
Fortum OYJ	10,887		152,694
Mandatum Oyj	880	[a]	3,765
Nordea Bank Abp	38,321	[a]	427,795
Orion OYJ, Cl. B	1,360	[a]	53,944
Sampo OYJ, Cl. A	880	[a]	38,459
			676,657
France - 5.3%
AXA SA	24,043	[a]	748,354
Bouygues SA	1,949	[a]	74,061
Credit Agricole SA	3,315	[a]	43,380
Engie SA	2,697	[a]	46,730
Eutelsat Communications SA	12,687	[a,c]	52,311
Orange SA	718		8,835
Sanofi SA	2,344	[a]	218,046
TotalEnergies SE	4,328		293,309
			1,485,026
Germany - 4.9%
Allianz SE	913	[a]	229,170
BASF SE	3,484	[a]	161,876
Bayer AG	2,656	[a]	90,663
Bayerische Motoren Werke AG	1,105	[a]	114,975
DHL Group	9,975	[a]	467,319
Mercedes-Benz Group AG	4,046	[a]	262,395
SAP SE	354	[a]	56,058
			1,382,456
Hong Kong - 1.2%
China Medical System Holdings Ltd.	88,250		169,692
New World Development Co. Ltd.	22,000		32,727
PCCW Ltd.	262,880	[a]	133,269
			335,688
Israel - .4%
Bank Leumi Le-Israel BM	7,854		58,841
ICL Group Ltd.	13,185		66,230
			125,071
Italy - 2.6%
Enel SpA	17,028		120,218
Eni SpA	32,021		528,678
Poste Italiane SpA	7,958	[b]	85,549
			734,445

Description	Shares		Value ($)
Common Stocks - 92.2% (continued)
Japan - 12.7%
AGC, Inc.	3,700		134,015
Aisin Corp.	5,000		183,832
Canon, Inc.	7,690		197,463
Honda Motor Co. Ltd.	27,930		284,273
ITOCHU Corp.	1,220		47,217
Japan Tobacco, Inc.	11,700		299,957
Marubeni Corp.	22,100		343,887
Mitsubishi Corp.	3,080		143,052
MS&AD Insurance Group Holdings, Inc.	6,310		235,486
Otsuka Corp.	4,060		165,264
Sumco Corp.	40,900		611,459
Sumitomo Corp.	19,730		412,539
Takeda Pharmaceutical Co. Ltd.	18,500		519,712
			3,578,156
Malaysia - .1%
British American Tobacco Malaysia Bhd	10,290		20,671
Malta - .0%
Lighthouse Properties PLC	3,986	[a]	1,260
Mexico - 1.1%
Grupo Mexico SAB de CV, Ser. B	64,357		295,653
Netherlands - 1.3%
ASML Holding NV	461		312,620
Randstad NV	667	[a]	39,569
			352,189
New Zealand - 2.0%
Spark New Zealand Ltd.	175,083		559,027
Norway - .4%
Mowi ASA	5,853		104,024
Telenor ASA	1,770		19,025
			123,049
Philippines - .1%
Manila Electric Co.	5,280	[a]	34,255
Poland - 1.0%
Powszechny Zaklad Ubezpieczen SA	25,502		290,657
Qatar - .8%
Industries Qatar QSC	63,900	[a]	219,377
Singapore - .1%
DBS Group Holdings Ltd.	951		22,565
South Africa - .9%
Anglo American Platinum Ltd.	1,708	[a]	72,268
Kumba Iron Ore Ltd.	5,062	[a]	159,038
Resilient REIT Ltd.	8,338		17,697
Vodacom Group Ltd.	3,080		15,848
			264,851

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 92.2% (continued)
South Korea - 1.3%
LG Display Co. Ltd.	3,951	[a]	38,342
Samsung Electronics Co. Ltd.	6,027		340,089
			378,431
Spain - 2.0%
ACS Actividades de Construccion y Servicios SA	6,469	[a]	258,071
Endesa SA	5,414		113,060
Telefonica SA	40,921		176,121
			547,252
Sweden - 2.0%
H & M Hennes & Mauritz AB, Cl. B	13,706	[c]	219,084
Svenska Handelsbanken AB, Cl. A	8,497	[a]	80,408
Tele2 AB, Cl. B	18,012		141,059
Telia Co. AB	54,246		128,593
			569,144
Switzerland - 7.7%
Nestle SA	3,228	[a]	366,223
Novartis AG	3,648	[a]	354,594
Partners Group Holding AG	266	[a]	350,080
Roche Holding AG	647	[a]	174,403
Sandoz Group AG	729	[a]	20,820
Swiss Re AG	4,597	[a]	542,012
Zurich Insurance Group AG	703	[a]	351,540
			2,159,672
Taiwan - 7.8%
ASE Technology Holding Co. Ltd.	41,000	[a]	167,990
Asia Cement Corp.	45,700	[a]	61,002
Asustek Computer, Inc.	15,550	[a]	195,868
Catcher Technology Co. Ltd.	25,940		161,502
China Steel Corp.	9,300	[a]	7,800
MediaTek, Inc.	13,000		393,246
Micro-Star International Co. Ltd.	20,510	[a]	120,473
Nan Ya Plastics Corp.	27,750	[a]	60,492
Pegatron Corp.	36,430	[a]	94,690
Quanta Computer, Inc.	31,140	[a]	202,350
Realtek Semiconductor Corp.	11,990		172,519
Taiwan Semiconductor Manufacturing Co. Ltd.	24,990		461,563
Uni-President Enterprises Corp.	2,020	[a]	4,720
United Microelectronics Corp.	57,300	[a]	89,692
			2,193,907
Turkey - 1.0%
Ford Otomotiv Sanayi AS	9,884		287,874

Description		Shares		Value ($)
Common Stocks - 92.2% (continued)
United Arab Emirates - .5%
Dubai Islamic Bank PJSC		33,638	[a]	50,559
Emirates Telecommunications Group Co. PJSC		16,592	[a]	87,285
				137,844
United Kingdom - 8.6%
abrdn PLC		79,848	[a,c]	164,260
Anglo American PLC		2,988	[a]	80,801
BP PLC		50,616		306,146
British American Tobacco PLC		12,597		399,485
GSK PLC		21,757		389,868
Imperial Brands PLC		24,321		566,950
Persimmon PLC		18,412		290,901
SSE PLC		2,962		68,524
Taylor Wimpey PLC		86,644		141,707
				2,408,642
Total Common Stocks (cost $23,125,259)				25,906,477

Exchange-Traded Funds - 3.0%
United States - 3.0%
iShares MSCI EAFE ETF (cost $794,382)		11,532	[a,c]	835,147
	Preferred Dividend Yield (%)
Preferred Stocks - 1.5%
Brazil - .5%
Gerdau SA	14.15	28,627		126,907
Germany - .8%
Volkswagen AG	7.66	1,955	[a]	226,464
South Korea - .2%
Samsung Electronics Co. Ltd.	2.42	1,313		58,925
Total Preferred Stocks (cost $503,767)				412,296
	1-Day Yield (%)
Investment Companies - .1%
Registered Investment Companies - .1%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $24,485)	5.41	24,485	[d]	24,485

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Investment of Cash Collateral for Securities Loaned - .2%
Registered Investment Companies - .2%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $49,425)	5.41	49,425	[d]	49,425
Total Investments (cost $24,497,318)		97.0%		27,227,830
Cash and Receivables (Net)		3.0%		849,673
Net Assets		100.0%		28,077,503

ADR—American Depositary Receipt

ETF—Exchange-Traded Fund

REIT—Real Estate Investment Trust

a Non-income producing security.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2023, these securities were valued at $93,935 or .33% of net assets.

c Security, or portion thereof, on loan. At November 30, 2023, the value of the fund’s securities on loan was $1,253,090 and the value of the collateral was $1,364,677, consisting of cash collateral of $49,425 and U.S. Government & Agency securities valued at $1,315,252. In addition, the value of collateral may include pending sales that are also on loan.

d Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

The following is a summary of the inputs used as of November 30, 2023 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	25,906,477	-	-	25,906,477
Equity Securities - Preferred Stocks	412,296	-	-	412,296
Exchange-Traded Funds	835,147	-	-	835,147
Investment Companies	73,910	-	-	73,910

† See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The Trust’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee, effective September 8, 2022, to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At November 30, 2023, accumulated net unrealized appreciation on investments was $2,730,512, consisting of $5,020,615 gross unrealized appreciation and $2,290,103 gross unrealized depreciation.

At November 30, 2023, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.